Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 1,018	$ 974	$ 335
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(116)	25	(36)
Total of items to eventually recycle		(116)	25	(36)
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	14	(30)	141
Fair value adjustments on equity investments, net of taxes	[3]	36	(5)	(1)
Total of items never to be recycled		50	(35)	140
Total comprehensive income		$ 952	$ 964	$ 439

[1]	Amounts are net of tax benefit of $1 million in 2024 and 2023. Amount is net of tax expense of $0.4 million in 2022.
[2]	Amount is net of tax expense of $5 million in 2024. Amount is net of tax benefit of $8 million in 2023. Amount is net of tax expense of $40 million in 2022.
[3]	Amounts are net of tax expense of $16 million and $3 million in 2024 and 2023, respectively. Amount is net of tax benefit of $1 million in 2022.